Stockholders' Equity - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average shares outstanding (in shares)									85,008,040	88,905,457	91,399,038
Weighted average diluted shares (in shares)									85,109,843	89,224,207	91,912,918
Net income	$ 51,515	$ 51,394	$ 49,271	$ 51,670	$ 46,104	$ 44,112	$ 42,070	$ 41,246	$ 203,850	$ 173,532	$ 164,049
Basic EPS (in dollars per share)	$ 0.62	$ 0.61	$ 0.58	$ 0.59	$ 0.53	$ 0.49	$ 0.47	$ 0.46	$ 2.40	$ 1.95	$ 1.79
Diluted EPS (in dollars per share)	$ 0.62	$ 0.61	$ 0.57	$ 0.59	$ 0.52	$ 0.49	$ 0.47	$ 0.46	$ 2.40	$ 1.94	$ 1.78
Warrant
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average dilutive warrants and options (in shares)									63,079	242,979	440,366
Equity Option
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average dilutive warrants and options (in shares)									38,724	75,771	73,514